Consolidated Statement of Profit and Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total Revenue	$ 421,428	$ 139,153	$ 23,142
Cost of sales
Total Cost of Sales	(269,888)	(86,206)	(14,322)
Gross Profit	151,540	52,947	8,820
Research and development expenses	(130,221)	(107,539)	(86,546)
Selling, marketing and administrative expenses	(130,520)	(46,129)	(37,294)
Listing expenses	(36,202)
Operating Loss	(145,403)	(100,721)	(115,020)
Finance income	165,426	22,500	11,705
Finance expense	(117,934)	(172,722)	(39,335)
Net finance income/(expense)	47,492	(150,222)	(27,630)
Loss before Tax	(97,911)	(250,943)	(142,650)
Tax credit/(expense) for the period	(2,844)	9,946	9,541
Loss for the period	(100,755)	(240,997)	(133,109)
Loss/(gain) attributable to non-controlling interest	174	(17)	(302)
Net loss attributable to equity holders of parent—basic and diluted	$ (100,929)	$ (240,980)	$ (132,807)
Net loss per share attributable to equity holders of parent—basic and diluted	$ (0.62)	$ (1.82)	$ (1.01)
Weighted-average number of Ordinary Shares used in loss per share—basic and diluted	163,255,784	132,192,880	131,757,738
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences - foreign operations	$ 199	$ (17,560)	$ (7,580)
Total Comprehensive loss for the year	(100,556)	(258,557)	(140,689)
Total comprehensive income attributable to:
Equity holders of the parent	(100,730)	(258,544)	(140,389)
Non-controlling interest	174	(13)	(300)
Total comprehensive profit/(loss)	(100,556)	(258,557)	(140,689)
Products
Revenue
Total Revenue	415,654	135,656	19,802
Cost of sales
Total Cost of Sales	(268,835)	(84,456)	(12,469)
Services
Revenue
Total Revenue	5,774	3,497	3,340
Cost of sales
Total Cost of Sales	$ (1,053)	$ (1,750)	$ (1,853)